TAXES ON INCOME - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating losses carryforward and tax credits	$ 50,090	$ 96,079
Intra-entity transfer of certain intangible assets	9,256	14,563
Operating leases liabilities	21,124	18,820
Share based payments	39,784	37,110
Research and development costs	154,024	112,311
Reserves, allowances and other	51,788	55,124
Deferred tax assets before valuation allowance	326,066	334,007
Valuation allowance	(11,401)	(19,818)
Deferred tax assets	314,665	314,189
Deferred tax liabilities:
Acquired intangibles	(1,638)	(75,396)
Operating lease right-of-use assets	(17,381)	(15,813)
Internal use software and other fixed assets	(45,070)	(18,650)
Prepaid compensation expenses	(28,160)	(33,936)
Other	(5,149)	(19)
Deferred tax liabilities	(97,398)	(143,814)
Deferred tax assets, net	217,267	170,375
Deferred tax assets	219,232	178,971
Deferred tax liabilities	$ (1,965)	$ (8,596)